Share-based Compensation	12 Months Ended
Dec. 31, 2025
Share-based Compensation
Share-based Compensation
14.	Share-based Compensation
(a)	Share options and Restricted share units

In July 2020, the Group permitted the grant of options of the Company to employee or any other individual who provides services to the Group (the “2020 Share Option Plan”). In September 2024, the Group permitted to adopt the 2024 Equity Incentive Plan (the “2024 Equity Incentive Plan”), effective upon the SEC’s declaration of effectiveness of the Company’s registration statement on Form F-1, which is April 29, 2025. Under the 2020 Share Option Plan and 2024 Equity Incentive Plan, it is authorized to grant options and other types of awards as determined by the plan administrator. Option and other types of awards are granted with exercise price determined by the Board of Directors. Options and RSUs granted and outstanding generally vest over a period of four years.

2020 Share Option Plan

The Group uses binomial option pricing model to determine fair value of the option awards. The estimated fair value of each option granted is estimated on the date of grant with the following assumptions:

	For the year ended December 31,
	2023	2024	2025
Risk-free interest rate	4.1%~4.3%	4.0%~4.4%	4.4%
Expected volatility	49.7%~50.0%	50.0%~58.5%	60.0%
Expected dividends yields	—	—	—
Expected term (years)	10	10	10
Discount for lack of marketability (“DLOM”)	12.5%~13.8%	7.3%~9.5%	—

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The weighted average volatility is the expected volatility at the grant date weighted by number of options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. The contractual term is the contract life of the options. The Group estimated the risk-free interest rate based on the market yield of US Government Bonds with maturities of ten years as of the valuation date.

14.	Share-based Compensation (Continued)
(a)	Share options and Restricted share units (Continued)

2020 Share Option Plan (Continued)

The following table presents a summary of the Company’s share options activities for the years ended December 31, 2023, 2024 and 2025.

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregated
	Number of	Exercise	Remaining	Grant-date	intrinsic
	Options	Price	Contractual life	Fair Value	value
		US$		US$	RMB
Outstanding on January 1, 2023	20,554,900	0.11	8.09	0.49	283,331
Granted	2,984,900	0.28		2.14
Exercised	(6,994,625)	0.36		0.40
Forfeited	(1,610,200)	0.20		1.29
Outstanding on December 31, 2023	14,934,975	0.14	6.95	0.76	271,425
Vested and exercisable on December 31, 2023	2,896,945	0.10	6.44	0.39

Outstanding on January 1, 2024	14,934,975	0.14	6.95	0.76	271,425
Granted	8,517,000	0.32		2.65
Forfeited	(985,700)	0.25		1.84
Outstanding on December 31, 2024	22,466,275	0.20	7.51	1.43	501,656
Vested and exercisable on December 31, 2024	10,098,860	0.11	6.11	0.49

Outstanding on January 1, 2025	22,466,275	0.20	7.51	1.43	501,656
Granted	2,409,800	0.40		2.18
Exercised	(361,212)	0.17		1.07
Forfeited	(958,250)	0.29		2.25
Outstanding on December 31, 2025	23,556,613	0.22	6.74	1.48	543,708
Vested and exercisable at December 31, 2025	13,982,607	0.14	5.58	0.82

As of December 31, 2024 and 2025, total unrecognized compensation expenses related to unvested awards granted under the 2020 Incentive Plan were RMB130.6 million and RMB80.9 million respectively. During the years ended December 31, 2023, 2024 and 2025, the Group recorded share-based compensation expense of RMB27.5 million, RMB61.7 million and RMB70.2 million, respectively, related to the above share options.

14.	Share-based Compensation (Continued)
(a)	Share options and Restricted share units (Continued)

2024 Equity Incentive Plan

A summary of the changes in the RSUs relating to ordinary shares granted by the company under the 2024 Equity Incentive Plan during the years ended December 31, 2025.

		Weighted-average
	Number of RSUs	grant date fair value
		US$
Awarded and unvested as of January 1, 2025	—	—
Granted	2,798,862	3.34
Vested	(19,614)	4.34
Awarded and unvested as of December 31, 2025	2,779,248	3.34

As of December 31, 2025, the unrecognized compensation expense related to RSU granted under the 2024 Equity Incentive Plan was RMB61.6 million. During the year ended December 31, 2025, the Group recorded share-based compensation expense of RMB4.1 million related to the above RSUs.

(b)	Restricted share owned by the Founders

In accordance with the restricted share agreements dated as of March 27, 2020 (the “Restriction Commencement Date”), all ordinary shares ultimately owned by the Company’s founders (the “Restricted Shareholders”) became subject to four-year vesting schedule, which shall vest annually in equal installments over the next four years after the Restriction Commencement Date, provided that the Restricted Shareholders remain a full-time employee of the Group as of the date of such vesting. Any and all of unvested restricted shares shall become vested upon the earlier to (i) occur of liquidation events or deemed liquidation events as defined in the Amended and Restated Memorandum and Articles of Association of the Company (the “Restated M&A”), and the founders’ employment with the Group is terminated by the Group, or (ii) the closing of the QIPO as defined in the Restated M&A. The Company accounted for this arrangement similar to grant of restricted stock awards subject to service vesting conditions on the Restriction Commencement Date, though these founders’ shares are legally outstanding. Accordingly, compensation cost was measured based on the fair value of the ordinary shares at the Restriction Commencement Date and is recognized over the requisite service period.

The Group determined that the unvested Restricted Shareholders’ shares are participating securities as they have nonforfeitable rights to receive dividends but do not have a contractual obligation to fund or otherwise absorb the Group’s losses. The weighted-average grant date fair value of the restricted shares is US$0.05 per share.

14.	Share-based Compensation (Continued)
(b)	Restricted share owned by the Founders (Continued)

As of December 31, 2024, all restricted shares owned by the Founders had been vested, related share-based compensation expense was RMB9.7 million and RMB2.3 million during the years ended December 31, 2023 and 2024. The following table presents a summary of the Company’s activities of restricted shares owned by the founders in the years ended December 31, 2023, 2024:

Number of Shares
Unvested on January 1, 2023	50,000,000
Granted	—
Vested	(25,000,000)
Unvested on December 31, 2023	25,000,000

Unvested on January 1, 2024	25,000,000
Granted	—
Vested	(25,000,000)
Unvested on December 31, 2024	—

(c)	Share-based compensation cost

Share-based compensation recognized in operating expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operations and support	—	29	39
Selling and marketing expenses	1,779	14,222	13,520
General and administrative expenses	29,719	34,404	37,674
Research and development expenses	5,612	15,362	23,086
Total	37,110	64,017	74,319